Portfolio of Investments March 31, 2026
NPCT
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 155.0% (99.1% of Total Investments)
ASSET-BACKED SECURITIES - 1.0% (0.6% of Total Investments) –
$ 1,919,469 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
3.500% 05/20/48 $ 786,186
2,281,482 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
3.500 07/20/48 871,948
5,481,250 (a),(b) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 1,423,481
TOTAL ASSET-BACKED SECURITIES
(Cost $8,112,985) 3,081,615
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
339412644 CORPORATE BONDS - 109.5% (70.0% of Total Investments) (c) 339412644
AUTOMOBILES & COMPONENTS - 0.6%
2,013,000 Dana Inc 4.250 09/01/30 1,904,403
TOTAL AUTOMOBILES & COMPONENTS 1,904,403
BANKS - 25.3%
10,375,000 (a),(d) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720 08/11/31 10,171,776
2,000,000 Banco Santander SA 5.127 11/06/35 1,949,760
2,600,000 (d) Canadian Imperial Bank of Commerce 7.000 10/28/85 2,627,557
4,250,000 (d),(e) Citigroup Inc 4.150 N/A 4,185,974
2,750,000 Inter-American Development Bank 0.875 04/20/26 2,745,682
17,000,000 (a),(d) Intesa Sanpaolo SpA 4.950 06/01/42 14,237,546
3,250,000 (d),(e) JPMorgan Chase & Co 3.650 N/A 3,235,092
5,000,000 (f) Lloyds Banking Group PLC 4.976 08/11/33 4,978,548
10,195,000 (d),(e) PNC Financial Services Group Inc/The 3.400 N/A 10,033,847
10,000,000 (a),(d),(f) Standard Chartered PLC 5.300 01/09/43 9,165,850
15,000,000 (a),(d) UniCredit SpA 5.459 06/30/35 14,972,974
TOTAL BANKS 78,304,606
CAPITAL GOODS - 5.6%
9,000,000 (d),(e) Air Lease Corp 4.650 N/A 8,942,820
5,800,000 (f) GATX Corp 3.100 06/01/51 3,630,911
5,000,000 (a) Sociedad de Transmision Austral SA 4.000 01/27/32 4,724,256
TOTAL CAPITAL GOODS 17,297,987
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
10,000,000 Nordstrom Inc 5.000 01/15/44 6,672,146
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,672,146
CONSUMER DURABLES & APPAREL - 1.9%
EUR 5,000,000 (g) Arcelik AS, Reg S 3.000 05/27/26 5,767,707
TOTAL CONSUMER DURABLES & APPAREL 5,767,707
ENERGY - 4.5%
15,000,000 (a),(f) Santos Finance Ltd 3.649 04/29/31 14,036,034
TOTAL ENERGY 14,036,034
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
2,500,000 ERP Operating LP 4.150 12/01/28 2,487,550
2,000,000 Host Hotels & Resorts LP 2.900 12/15/31 1,778,051
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,265,601
FINANCIAL SERVICES - 12.4%
7,200,000 (d),(e) American Express Co 3.550 N/A 7,118,397
2,400,000 Community Preservation Corp/The 2.867 02/01/30 2,231,794
975,000 (d) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 1,008,912
875,000 (d) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 870,825
5,835,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.750 09/15/30 5,369,052
4,482,000 (a),(f) HAT Holdings I LLC / HAT Holdings II LLC 3.375 06/15/26 4,466,178
EUR 5,400,000 (g) Power Finance Corp Ltd 1.841 09/21/28 5,970,645
4,292,000 (a) Starwood Property Trust Inc 3.625 07/15/26 4,265,680
5,710,000 (a) Starwood Property Trust Inc 4.375 01/15/27 5,681,144
1,445,000 (a) Starwood Property Trust Inc 6.000 04/15/30 1,442,197
TOTAL FINANCIAL SERVICES 38,424,824

Portfolio of Investments March 31, 2026
(continued)
NPCT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.5%
$ 4,800,000 (a),(d),(f) Swiss Re Finance Luxembourg SA 5.000% 04/02/49 $ 4,743,661
TOTAL INSURANCE 4,743,661
MATERIALS - 4.6%
345,000 (a) Alcoa Nederland Holding BV 7.125 03/15/31 360,771
5,000,000 (a) LG Chem Ltd 2.375 07/07/31 4,378,804
5,000,000 LYB International Finance III LLC 3.800 10/01/60 3,061,827
6,375,000 (a) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 6,381,378
TOTAL MATERIALS 14,182,780
TELECOMMUNICATION SERVICES - 4.4%
2,760,000 (a) Turkcell Iletisim Hizmetleri AS 7.650 01/24/32 2,810,770
5,000,000 Verizon Communications Inc 2.987 10/30/56 2,934,130
10,000,000 (d) Vodafone Group PLC 5.125 06/04/81 7,772,561
TOTAL TELECOMMUNICATION SERVICES 13,517,461
TRANSPORTATION - 1.5%
7,000,000 Norfolk Southern Corp 4.100 05/15/21 4,707,847
TOTAL TRANSPORTATION 4,707,847
UTILITIES - 43.7%
1,750,000 AES Corp/The 2.450 01/15/31 1,548,190
1,700,000 (d) AES Corp/The 7.600 01/15/55 1,686,261
5,000,000 (d) Algonquin Power & Utilities Corp 4.750 01/18/82 4,862,908
15,000,000 (a),(f) Brooklyn Union Gas Co/The 4.273 03/15/48 11,705,669
1,125,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 1,099,209
5,100,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 4,648,971
1,250,000 (a) Clearway Energy Operating LLC 5.750 01/15/34 1,228,376
2,500,000 (d) CMS Energy Corp 4.750 06/01/50 2,424,572
2,500,000 (d) CMS Energy Corp 3.750 12/01/50 2,280,658
7,050,000 (a) Colbun SA 3.150 01/19/32 6,268,628
2,244,000 Consolidated Edison Co of New York Inc 4.300 12/01/56 1,740,938
EUR 5,000,000 (d),(g),(h) EDP - Energias de Portugal SA 1.875 03/14/82 5,345,310
EUR 8,000,000 (d),(e),(g) Engie SA, Reg S 1.875 N/A 8,224,753
5,190,500 (a) India Cleantech Energy2021 1 4.700 08/10/26 5,145,289
6,650,000 (a),(f) Interchile SA 4.500 06/30/56 5,451,286
2,000,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 1,869,055
7,330,000 (a),(f) Liberty Utilities Finance GP 1 2.050 09/15/30 6,577,649
2,325,000 (a) New York State Electric & Gas Corp 5.050 08/15/35 2,300,167
7,000,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 6,835,180
867,887 PG&E Recovery Funding LLC 4.838 06/01/33 880,774
4,600,000 (d) Sempra 4.125 04/01/52 4,473,544
4,168,989 (a) Solar Star Funding LLC 5.375 06/30/35 4,183,305
13,000,000 (f) Southern California Edison Co 3.650 06/01/51 8,909,975
4,000,000 Southern Co Gas Capital Corp 3.150 09/30/51 2,562,838
5,000,000 (d) Southern Co/The 3.750 09/15/51 4,950,244
5,000,000 (a) Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak
4.850 10/14/38 4,672,544
8,075,000 (i) Sunnova Energy Corp 0.000 09/01/26 20,187
8,941,300 (a),(f) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 7,126,262
3,512,873 (a) Topaz Solar Farms LLC 5.750 09/30/39 3,480,063
7,741,995 (a) Topaz Solar Farms LLC 4.875 09/30/39 6,967,796
2,179,023 (a) UEP Penonome II SA2020 1 6.500 10/01/38 1,934,100
1,500,000 (a),(d),(e) Vistra Corp 7.000 N/A 1,501,923
2,033,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 2,092,294
570,000 (a) XPLR Infrastructure Operating Partners LP 7.750 04/15/34 588,669
TOTAL UTILITIES 135,587,587
TOTAL CORPORATE BONDS
(Cost $398,247,172) 339,412,644

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 23.6% (15.1% of Total Investments) –
$ 5,000,000 (a),(h) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
7.787% 04/15/34 $ 3,812,500
5,000,000 (a),(h) BAMLL Commercial Mortgage Securities Trust 2021-JACX,
Series 2021 JACX, (TSFR1M + 3.864%)
7.537 09/15/38 4,594,091
1,250,000 (a),(h) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.688 02/15/53 1,003,347
4,000,000 (a),(h) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.688 02/15/53 2,979,972
3,840,000 (a),(h) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 3.899 03/15/62 3,082,652
2,500,000 (a),(h) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
4.973 02/15/37 2,211,956
7,887,000 (a),(h) COMM 2020-CX Mortgage Trust, Series 2020 CX 2.683 11/10/46 5,744,616
62,109,604 (a),(h) Freddie Mac Multifamily ML Certificates, Series 2021 ML11,
(I/O)
0.666 03/25/38 2,856,421
23,800,557 (h) Freddie Mac Multifamily ML Certificates, Series 2023 ML18 1.508 09/25/37 2,481,208
27,310,700 (h) Freddie Mac Multifamily ML Certificates, Series 2021 ML10,
(I/O)
2.060 01/25/38 3,671,651
44,289,164 (h) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.227 07/25/41 3,798,239
2,500,000 (a),(h) Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY 2.943 12/10/41 2,153,070
5,000,000 (a),(h) J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, Series 2018 AON
4.613 07/05/31 919,800
10,000,000 (a),(h) MFT Trust 2020-ABC, Series 2020 ABC 3.477 02/10/42 6,638,352
5,661,000 (a),(h) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.502 07/15/36 4,750,056
700,000 (a),(h) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7.252 07/15/36 554,109
6,000,000 (a),(h) NYC Commercial Mortgage Trust, Series 2025 11X, (TSFR1M +
3.191%)
6.851 10/15/40 6,027,185
4,420,000 (a),(h) NYC Commercial Mortgage Trust 2021-909, Series 2021 909 3.206 04/10/43 3,447,263
80,369,000 (a),(h) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0.258 07/15/41 868,106
2,850,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 2,452,457
7,000,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 5,804,968
3,500,000 (a),(h) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE 2.892 02/12/41 2,789,325
500,000 (a),(h) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6.258 12/15/34 467,622
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $95,233,122) 73,108,966
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
11772786 MUNICIPAL BONDS - 3.8% (2.4% of Total Investments) 11772786
ARIZONA - 0.2%
705,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Gerard
Facility Project, Series 2021C
3.250 07/01/31 645,904
TOTAL ARIZONA 645,904
CALIFORNIA - 0.3%
375,000 California Municipal Finance Authority 5.425 09/01/28 373,772
490,000 California Municipal Finance Authority 5.811 09/01/31 485,620
TOTAL CALIFORNIA 859,392
DISTRICT OF COLUMBIA - 0.1%
254,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Taxable Senior Lien Green Series 2014A
4.814 10/01/14 212,485
TOTAL DISTRICT OF COLUMBIA 212,485
INDIANA - 0.0%
234,358 (i) Fort Wayne, Indiana Economic Development, Solid Waste
Facility Revenue Bonds, Do Good Foods LLC Fort Wayne,
Taxable Series 2022A-2
10.750 12/01/29 23
TOTAL INDIANA 23

Portfolio of Investments March 31, 2026
(continued)
NPCT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 1.6%
$ 1,000,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
2.960% 04/01/27 $ 986,973
2,245,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.244 04/01/29 2,162,522
425,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Series 2021
3.344 04/01/30 405,093
1,575,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Taxable Series 2021B
3.644 04/01/34 1,439,962
TOTAL MICHIGAN 4,994,550
NEW HAMPSHIRE - 0.7%
61,119,121 New Hampshire Business Finance Authority 0.504 08/20/39 2,321,915
TOTAL NEW HAMPSHIRE 2,321,915
NEW YORK - 0.8%
2,500,000 New York Transportation Development Corporation, Revenue
Bonds, MTA ADA Upgrades Project, Long Term Taxable
Sustainability Green Series 2023B
6.971 06/30/51 2,513,229
TOTAL NEW YORK 2,513,229
WISCONSIN - 0.1%
223,432 (a) Public Finance Authority, Wisconsin, Educational Facilities
Revenue Bonds, Series 2025-B
6.250 06/01/31 225,288
TOTAL WISCONSIN 225,288
TOTAL MUNICIPAL BONDS
(Cost $13,305,031) 11,772,786
SHARES DESCRIPTION RATE VALUE
18740706 PREFERRED STOCK - 6.0% (3.9% of Total Investments) 18740706
CAPITAL GOODS - 1.6%
269,000 Triton International Ltd 5.750 4,885,040
TOTAL CAPITAL GOODS 4,885,040
FINANCIAL SERVICES - 1.4%
300,000 Affiliated Managers Group, Inc 4.200 4,386,000
TOTAL FINANCIAL SERVICES 4,386,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
77,904 Brookfield Property Partners LP 5.750 1,033,786
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,033,786
UTILITIES - 2.7%
100,426 Brookfield Infrastructure Partners LP 5.125 1,621,880
200,000 Brookfield Renewable Partners LP 5.250 3,464,000
200,000 (j) CMS Energy Corp 4.200 3,350,000
TOTAL UTILITIES 8,435,880
TOTAL PREFERRED STOCK
(Cost $28,938,056) 18,740,706
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
24338678 SOVEREIGN DEBT - 7.9% (5.0% of Total Investments) 24338678
BENIN - 3.3%
EUR 10,000,000 (a) Benin Government International Bond 4.950 01/22/35 10,142,790
TOTAL BENIN 10,142,790
BRAZIL - 1.0%
3,000,000 Brazilian Government International Bond 5.500 02/04/33 2,944,800
TOTAL BRAZIL 2,944,800
CHILE - 1.2%
5,000,000 Chile Government International Bond 3.100 05/07/41 3,783,050
TOTAL CHILE 3,783,050

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO - 2.4%
EUR 5,000,000 Mexico Government International Bond 2.250% 08/12/36 $ 4,487,351
$ 3,150,000 Mexico Government International Bond 4.875 05/19/33 2,980,687
TOTAL MEXICO 7,468,038
TOTAL SOVEREIGN DEBT
(Cost $28,525,595) 24,338,678
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6310627 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0% (1.3% of Total Investments) 6310627
299,000 United States Treasury Note/Bond 4.625 11/15/55 285,685
5,158,000 United States Treasury Note/Bond 4.125 02/15/36 5,077,406
606,000 United States Treasury Note/Bond 3.500 03/15/29 600,650
348,000 United States Treasury Note/Bond 3.875 03/31/31 346,886
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $6,435,537) 6,310,627
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3772732 VARIABLE RATE SENIOR LOAN INTERESTS - 1.2% (0.8% of Total Investments) 3772732
UTILITIES - 1.2%
980,083 (h) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5.673 12/15/27 982,126
2,800,000 (h) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.000%)
5.668 04/30/31 2,790,606
TOTAL UTILITIES 3,772,732
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $3,714,150) 3,772,732
TOTAL LONG-TERM INVESTMENTS
(Cost $582,511,648) 480,538,754
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%(0.9% of Total Investments)
4,425,000 REPURCHASE AGREEMENTS - 1.4% (0.9% of Total Investments) 4,425,000
4,425,000 (k) Fixed Income Clearing Corporation 3.600 04/01/26 4,425,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,425,000) 4,425,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,425,000) 4,425,000
TOTAL INVESTMENTS - 156.4%
(Cost $586,936,648 ) 484,963,754
BORROWINGS - (20.2)% (l),(m) (62,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (15.8)%(n) (49,072,735)
TFP SHARES, NET - (22.5)%(o) (69,759,425)
OTHER ASSETS & LIABILITIES, NET -  2.1% 6,352,060
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 309,983,654
EUR Euro
I/O Interest only security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $269,492,067 or 55.6% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
27.8% of Total Investments.

Portfolio of Investments March 31, 2026
(continued)
NPCT

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
(e) Perpetual security. Maturity date is not applicable.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $64,485,742 have been pledged as collateral for reverse repurchase agreements.
(g) All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $4,425,443 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $4,513,639.
(l) Borrowings as a percentage of Total Investments is 12.9%.
(m) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.1%.
(o) TFP Shares, Net as a percentage of Total Investments is 14.4%.
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 8,066,026 EUR 6,858,671 JPMorgan Chase Bank, N.A. 4/08/26 $ 136,214
Total         $136,214
Total unrealized appreciation on forward foreign currency contracts         $136,214
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed semi-annual Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
$ 165,552 $ (7,375) $ 172,927
Citibank N.A. Fixed semi-annual Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
267,740 15,652 252,088
Citibank N.A. Fixed semi-annual Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
356,127 12,382 343,745
JPMorgan Chase Bank,
N.A.
Fixed semi-annual Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
149,256 (3) 149,259
JPMorgan Chase Bank,
N.A.
Fixed semi-annual Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
174,387 (2,464) 176,851
Morgan Stanley Capital
Services LLC
Fixed semi-annual Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
247,838 4,250 243,588
Total $ 1,360,900 $ 22,442 $ 1,338,458

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NPCT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 1,658,134 $ 1,423,481 $ 3,081,615
Corporate Bonds – 339,412,644 – 339,412,644
Mortgage-Backed Securities – 73,108,966 – 73,108,966
Municipal Bonds – 11,772,786 – 11,772,786
Preferred Stock 18,740,706 – – 18,740,706
Sovereign Debt – 24,338,678 – 24,338,678
U.S. Government and Agency Obligations – 6,310,627 – 6,310,627
Variable Rate Senior Loan Interests – 3,772,732 – 3,772,732
Short-Term Investments:
Repurchase Agreements – 4,425,000 – 4,425,000
Investments in Derivatives:
Cross Currency Swaps* – 1,338,458 – 1,338,458
Forward Foreign Currency Contracts* – 136,214 – 136,214
Total $ 18,740,706 $ 466,274,239 $ 1,423,481 $ 486,438,426
* Represents net unrealized appreciation (depreciation).